Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Case Numbers as at 31 December 2020	Case Numbers as at 31 December 2019 (note 1)	Change in Number Increase/(Decrease)

US tobacco-related actions
Medical reimbursement cases (note 2)	2	2	No change
Class actions (note 3)	20	19	1
Individual smoking and health cases (note 4)	189	135	54
Engle Progeny Cases (note 5)	1,400	1,773	(373)
Broin II Cases (note 6)	1,227	1,228	(1)
Filter Cases (note 7)	48	51	(3)
State Settlement Agreements – Enforcement and Validity (note 8)	4	4	No change
Non-US tobacco-related actions
Medical reimbursement cases	19	18	1
Class actions (note 9)	12	13	(1)
Individual smoking and health cases (note 10)	68	81	(13)

Total number of trials	71

Number of trials resulting in plaintiffs’ verdicts	33**

Total damages awarded in final judgments against RJRT	US$332,210,000 (approximately £243 million)

Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$107,621,000 (of overall US$332,210,000) (approximately £78.7 million of £243 million)

Amount of overall damages comprising ‘punitive damages’ (approximately)	US$224,589,000 (of overall US$332,210,000) (approximately £164.3 million of £243 million)

**Of the 33 trials resulting in plaintiffs’ verdicts 1 January 2018 to 31 December 2020 (note 11):

Number of adverse judgments appealed by RJRT	24 (note 12)

Number of adverse judgments, in which RJRT still has time to file an appeal	0

Number of adverse judgments in which an appeal was not, and can no longer be, sought	8

Appeals of individual Engle progeny cases 1 January 2018 to 31 December 2020:

Number of adverse judgments appealed by RJRT	26 (note 13)

Case Type	US Case Numbers 31 December 2020	US Case Numbers 31 December 2019	Change in Number Increase / (Decrease)

Individual Smoking and Health Cases (note 14)	189	135	54
Engle Progeny Cases (Number of Plaintiffs) (note 15)	1,400 (1,725)	1,773 (2,228)	(373) (503)
Broin II Cases (note 16)	1,227	1,228	(1)
Filter Cases (note 17)	48	51	(3)

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements

	2017	2018	2019	2020	2021	2022 and thereafter

Settlement expenses	$2,856	$2,741	$2,762	$3,572

Settlement cash payments	$4,612	$917	$2,918	$2,848

Projected settlement expenses					$>3,300	$>3,300

Projected settlement cash payments					$>3,600	$>3,600

Summary of Current Status of Litigation Cases
Canadian province	Act pursuant to which Claim was brought	Companies named as Defendants	Current stage
British Columbia	Tobacco Damages and Health Care Costs Recovery Act 2000	Imperial Investments Industries Carreras Rothmans Limited RJR Companies Other former Rothmans Group companies All have been served.

The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries were ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £67 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £3 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.

New Brunswick	Tobacco Damages and Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimated a range of damages between CAD $11.1 billion (approximately £6.3 billion) and CAD $23.2 billion (approximately £13.3 billion), including expected future costs. Following a motion to set a trial date, the New Brunswick Court of Queen’s Bench ordered that the trial commence on 4 November 2019. On 7 March 2019, the New Brunswick Court of Queen’s Bench released a decision which requires the Province to produce a substantial amount of additional documentation and data to the defendants. As a result, the original trial date of 4 November 2019 would have been delayed. No new trial date has been set.

Ontario	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in the summer of 2017 and discoveries commenced in the autumn of 2018. On 15 June 2018, the province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £161 billion) – CAD$630 billion (approximately £362 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £190 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional amount between CAD $9.4 billion (approximately £5.4 billion) and CAD$10.9 billion in damages (approximately £6.3 billion) in respect of ETS. No trial date has been set.

Newfoundland and Labrador	Tobacco Health Care Costs Recovery Act 2001	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province began its document production in March 2018. Damages have not been quantified by the province. No trial date has been set.

Saskatchewan	Tobacco Damages and Health Care Costs Recovery Act 2007	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province has delivered a test shipment of documents. Damages have not been quantified by the province. No trial date has been set.

Manitoba	Tobacco Damages Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production commenced. Damages have not been quantified by the province. No trial date has been set.

Alberta	Crown’s Right of Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province commenced its document production. The province has stated its claim to be worth CAD$10 billion (approximately £5.7 billion). No trial date has been set.

Quebec	Tobacco Related Damages and Health Care Costs Recovery Act 2009	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.

The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion (approximately £34.5 billion). No trial date has been set.

Prince Edward Island	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step was expected to be document production, which the parties deferred for the time being. Damages have not been quantified by the province. No trial date has been set.

Nova Scotia	Tobacco Health Care Costs Recovery Act 2005	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The province provided a test document production in March 2018. Damages have not been quantified by the province. No trial date has been set.

Closed Litigation Matters Explanatory
Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Vuse Litigation (Whatcom County)	USA	Reynolds American, RJR Vapor, the Company, Lorillard LLC and LOEC Inc.	Public Nuisance	Voluntary dismissal by plaintiff
Cyprus competition investigation	Cyprus	B.A.T. (Cyprus) Ltd	Investigation	Investigation ended without liability to B.A.T. (Cyprus) Ltd

Schedule of Total Future Minimum Lease Payment under Non-cancellable Operating Leases

The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2020 £m	2019 £m

Service contracts

Within one year	63	15

Between one and five years	17	20

Beyond five years	6	–

	86	35